INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
INTANGIBLE ASSETS, NET
Less: Accumulated amortization	$ (626,115)		$ (538,907)
Intangible assets, net	170,130		241,212
Amortization expense	76,056	$ 78,730
Copyrights
INTANGIBLE ASSETS, NET
Intangible assets, gross	724,312		710,846
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 71,933		$ 69,273